Putnam Investments
One Post Office Square
Boston, MA 02109
December 15, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. (333-515) (811-07513)), on behalf of
Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Absolute Return 1000 Fund
Post-Effective Amendment No. 99 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. Regarding Putnam Absolute Return 100, 300, 500 and 700 Funds, the Amendment is marked to show changes from the prospectus dated November 30, 2009, filed with the Commission on November 30, 2009, and the statement of additional information dated December 22, 2008, filed with the Commission on December 29, 2008. Regarding Putnam Absolute Return 1000 Fund, the Amendment is marked to show changes from the prospectus and statement of additional information dated December 22, 2008, filed with the Commission on October 23, 2008. The Amendment is expected to become effective on February 28, 2010.

The “Fund Summaries” section of the prospectus has been revised to comply with the amendments to Form N-1A that took effect on March 31, 2009. The prospectus and statement of additional information also reflect changes to disclosure regarding the funds’ goals and the investment strategies of the Putnam Absolute Return 500 and 700 Funds to address comments of the Staff of the Commission that were communicated in connection with a post-effective amendment for other Putnam funds that invest in these funds. This filing also reflects other changes that Putnam plans to incorporate in the prospectuses and statements of additional information of Putnam funds as they are updated.

Any comments or questions on this filing may be directed to Carlo Forcione at 1-800-225-2465, Ext. 11224, or to the undersigned at 1-800-225-2465, Ext. 14623.

Very truly yours,

Alyssa Klarman
Legal Product Specialist

cc: James Thomas, Esq.
Ropes & Gray LLP